Stockholders' Equity and Members' Equity - Schedule Of Common Stock Units Authorized Issued And Outstanding (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Common Class A [Member]
Stockholders Equity And Members Deficit [Line Items]
Authorized, issued and outstanding Class A units	130,245,990
Authorized Class B units	130,245,990	127,125,435
Issued Class B units	130,245,990	127,125,435
Outstanding Class B units (Vested Class B units)	130,245,990	127,125,435
Common Class B [Member]
Stockholders Equity And Members Deficit [Line Items]
Authorized Class B units	8,088,877	8,088,877
Issued Class B units	3,720,063	3,799,364
Outstanding Class B units (Vested Class B units)	474,920	0